SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - Restricted Share Units [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
RSUs outstanding beginning	3,540,868	2,994,709
Granted	1,547,715	1,881,000
Exercised	(1,308,296)	(1,197,709)
Cancelled and Forfeited	(443,572)	(137,132)
RSUs outstanding ending	3,336,715	3,540,868
RSUs outstanding weighted average price beginning	$ 1.08	$ 1.03
RSUs outstanding weighted average price granted	2.50	1.02
RSUs outstanding weighted average price exercised	1.10	1.15
RSUs outstanding weighted average price cancelled forfeited	1.11	1.08
RSUs outstanding weighted average price ending	$ 1.72	$ 1.08